Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Accounts Receivable, Net
Accounts receivable, net, are analyzed as follows:

			December 31,
	Note		2018	2019
			RMB	RMB
Third parties			23,308	24,438
China Telecom Group	(i	)	1,327	1,188
China Tower (See definition in Note 14)			10	5
Other telecommunications operators in the PRC			510	550

			25,155	26,181
Less: Allowance for credit losses			(4,680)	(4,692)

			20,475	21,489

Note:
(i)	China Telecommunications Corporation together with its subsidiaries other than the Group are referred to as “China Telecom Group”.

Changes in Allowance for Doubtful Debts
The following table summarizes the changes in allowance for doubtful debts in 2017:

2017
RMB
At beginning of year	3,402
Impairment losses for doubtful debts	1,962
Accounts receivable written off	(1,522)

At end of year	3,842

Telephone and Internet subscribers [member]
Statement [LineItems]
Summary of Accounts Receivable, Net
Aging analysis of accounts receivable from telephone and Internet subscribers based on the billing dates is as follows:

	December 31,
	2018	2019
	RMB	RMB
Current, within 1 month	8,376	7,545
1 to 3 months	2,117	1,777
4 to 12 months	1,932	1,822
More than 12 months	943	1,002

	13,368	12,146
Less: Allowance for credit losses	(2,898)	(2,803)

	10,470	9,343

Other telecommunications operators and enterprise customers [member]
Statement [LineItems]
Summary of Accounts Receivable, Net
Aging analysis of accounts receivable from other telecommunications operators and enterprise customers based on dates of rendering of services is as follows:

	December 31 ,
	2018	2019
	RMB	RMB
Current, within 1 month	3,318	4,701
1 to 3 months	2,300	2,964
4 to 12 months	3,994	3,768
More than 12 months	2,175	2,602

	11,787	14,035
Less: Allowance for credit losses	(1,782)	(1,889)

	10,005	12,146